Convertible Preferred Stock, Fall 2021 Financing (Details) - Series B-1 preferred stock - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2022
Convertible Preferred Stock
Convertible preferred stock, original issue prices			$ 14.160
Fall 2021 Financing
Convertible Preferred Stock
Proceeds, net of issuance costs	$ 20,000	$ 20,000
Number of shares sold	1,412,487	1,412,487
Convertible preferred stock, original issue prices	$ 14.16	$ 14.16